INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Purchased software and Medical License Intangibles
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.    INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Software	1,331	1,297	204
Customer relationship	—	9,170	1,439
Medical license	5,300	5,300	832
Total	6,631	15,767	2,475
Less: Accumulated amortization	(2,035)	(1,610)	(253)
Less: Impairment-medical license	—	(5,300)	(832)
Intangible assets, net	4,596	8,857	1,390

Amortization expense for the years ended December 31, 2019, 2020 and 2021 amounted to RMB577, RMB630 and RMB1,155 (US$182), respectively. For the year ended December 31, 2021, due to the slow research development activities in Shiji (Hainan) Medical Technology Ltd., the Group evaluated the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition and determined that the fair value of intangible assets of Shiji (Hainan) Medical Technology Ltd. was nil. Therefore, the Group impaired the net carrying value of the intangible assets acquired from the acquisition of Shiji (Hainan) Medical Technology Ltd. of RMB3,828 (US$601). The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Year ending December 31,	RMB
2022	1,595
2023	1,447
2024	1,447
2025	1,447
2026	1,447
Thereafter	1,474
Total	8,857